UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-09931

The Prairie Fund

(Exact name of registrant as specified in charter)

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Address of principal executive offices)

(Zip code)

Matthew Zuckerman, President of Zuckerman Management Associates, Inc.

801 41st Street, Suite 210, Miami Beach, Florida 33140

(Name and address of agent for service)

WITH COPIES TO:

Ethan W. Johnson

Morgan, Lewis & Bockius LLP

5300 Wachovia Financial Center

200 South Biscayne Boulevard

Miami, Florida 33131-2339

Registrant's telephone number, including area code: (305) 695-2848

Date of fiscal year end: December 31

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

The Prairie Fund

December 31, 2003

THE PRAIRIE FUND

January 1, 2004

Dear Shareholders,

I have been told, “All things come to those who wait.”  It seems that this holds true even in the stock market.  The year began inauspiciously as the stock market averages continued their slide downward.  The loss of value continued into the month of February.  On February 12, the shares of the Prairie Fund reached their lowest net asset value of $5.51 per share.  From that point until the end of the year, the net asset value rose in an almost straight line to close the year at $6.90 per share, a gain of $1.39 per share or 25.23%. The reasons for the good performance are manifold and can be stated with no degree of certainty at all.  However, it seems to me that the final drops of water had been squeezed out of the bubble.  Companies did what they had to do to clean up their balance sheets.  They reduced payrolls and, in whichever way they could, they rationalized their operations.  All of these moves paid off as they oversaw a return to positive cash flows during the course of the year.  In addition, the financial environment of the country became more favorable.  Interest rates were kept low, making equities a more desirable holding than fixed income securities.  Because of government policy, people felt that they had more spendable income and they spent it.  Funds were piling up in pension and profit sharing plans that were predicated on returns that could hardly be achieved in the fixed income market, and so they had to return to the equities market.

Putting all of the above together seems to be a likely explanation of the stock market’s spectacular rise, but of course, all of this is Monday morning quarterbacking.  It is very easy to look back and attempt to make sense of what was.  It is much more difficult to look forward with any degree of certainty.  We must follow the principles of intelligent investing, and trust that such a course will reward our efforts.

This past year the Fund eliminated positions in four companies, Motorola, Sun Microsystems, Agere B and Ivax, and reduced its holding in Berkshire Hathaway by half.  As to Motorola, Sun Microsystems and Agere B, your manager felt that the shares of these companies were more volatile than shares being held in the Fund should be.  Companies that offered similar or better opportunities for future growth with less volatility could replace them.  As to Ivax, the Fund is rather heavy in the drug sector and Ivax does not have the pipeline of new drugs that the other holdings have and which portend well for their future growth.  Because of the increase in its share price, Berkshire Hathaway had come to occupy a disproportionably large position within the portfolio.  Some reduction was deemed to be in order, but it was felt that the company should remain on our list.  Positions were established in J.M. Smucker, Avery Products and Smith and Nephew.  These three companies are among the leaders in their fields.  They have excellent managements and produce a higher than average return on invested capital year to year.  They also have the virtue of having a franchise within their industries.  When one thinks of labels, the first name to come to mind is Avery.  In addition to setting the standards for labels, Avery supplies stick-on-wood veneers and fasteners to the automobile industry among others.  J.M. Smucker is best known for its jams and jellies, but it also is the leader in peanut butter with the JIF brand and Crisco in shortenings.  Its purchase of well-known consumer edibles from Proctor and Gamble had given it a franchise in its field.  Smith and Nephew manufactures joint replacements for use by Orthopedic Physicians.  Their product has probably the best reputation for ease of use and placement among Orthopedists around the world.  They are in front of the pack in Endoscopy instrumentation and are providing cutting edge products for wound healing.  They are an English company that has established a very large business in the United States.  Their American Depository receipts are listed and traded on the New York Stock Exchange.  Their management has a very rational business philosophy and does not appear to be looking for pie in the sky.

Going forward, it is my opinion that these changes position the Fund to participate better in the growing economy.  At this time, your fund manager does not anticipate any other trades.

/s/Matthew M. Zuckerman

Zuckerman Management Associates

The shares of The Prairie Fund are not registered under the Securities Act of 1933, and as such, may be issued solely in private placement transactions that do not involve any “public offering” with the meaning of the 1933 Act.  Therefore, this communication does not constitute an offer to sell, or a solicitation of an offer to buy, the shares of the fund.

Average Annual Total Return
Through December 31, 2003

	The Prairie Fund		S&P 500 Total Return

	1 Year	14.90%	1 Year	26.38%

01/01/00	Inception	-8.12%	Inception	-6.73%

COMPARATIVE PERFORMANCE CHART
ASSUMING INITIAL INVESTMENT OF $10,000

$12,000.00
$11,500.00
$11,000.00
$10,500.00
$10,000.00
$9,500.00
$9,000.00
$8,500.00
$8,000.00
$7,500.00
$7,000.00
$6,500.00
$6,000.00
$5,500.00
$5,000.00
$4,500.00
$4,000.00
Jan-00
Apr-00
Jul-00
Oct-00
Jan-01
Apr-01
Jul-01
Oct-01
Jan-02
Apr-02
Jul-02
Oct-02
Jan-03
Apr-03
Jul-03
Oct-03
The Prairie Fund $7,103
S&P 500 Index $7,641

Past performance is not indicative of future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Prairie Fund

			Schedule of Investments
			December 31, 2003
Shares/Principal Amount		Cost	Market Value	% of Assets

COMMON STOCKS
Beverage
5,000	Coca Cola Co.	269,835	253,750
2,500	Pepsico, Inc.	88,125	116,550
		357,960	370,300	14.80%
Communications Equipment
10,000	Lucent Technologies, Inc. *	190,632	28,400	1.13%

Communication Services
145	Avaya, Inc. *	10,843	1,876
4,800	Nextel Communications, Inc. Class A *	247,500	134,688
		258,343	136,564	5.46%

Computer/Office
1,000	International Business Machines, Inc.	107,604	92,680	3.70%

Conglomerate
5,000	General Electric Co.	257,917	154,900	6.19%

Converted Paper & Paperboard Products
1,000	Avery Dennison Corp.	52,205	56,020	2.24%

Data Processing
5,000	DST Systems, Inc. *	190,782	208,800	8.34%

Drugs
1,500	Bristol Myers Squibb Co.	78,950	42,900
5,000	Pfizer, Inc.	148,978	176,650
301	Medco Health Solutions, Inc. *	21,275	10,231
2,500	Merck & Co. Inc.	147,900	115,500
4,000	Schering-Plough Corp.	168,394	69,560
		565,497	414,841	16.57%
Drugs, Distribution
3,500	McKesson Corp.	70,634	112,560	4.50%

Drug Stores
2,000	Walgreen Co.	79,688	72,760	2.91%

Electric Services
1,000	Maine & Maritimes Corp.	26,035	35,010	1.40%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at December 31, 2003.
+ADR American Depository Receipt

Fast Foods
4,000	McDonalds Corp.	130,000	99,320	3.97%

Food Processing
1,000	J.M. Smucker Company	36,724	45,290	1.81%

Furniture and Fixtures
2,500	Ethan Allen Interiors, Inc.	82,075	104,700	4.18%

Health
2,000	Smith & Nephew PLC +	80,565	83,840	3.35%

Holding Companies
3	Berkshire Hathaway, Inc. Class A *	168,300	252,750	10.10%

Household Products
1,500	Proctor & Gamble Co.	164,343	149,820	5.99%

Medical Equipment & Supplies
150	Zimmer Holdings, Inc. *	4,350	10,560	0.42%

Semiconductors
107	Agere Systems, Inc. Class A *	1,664	326	0.01%

	Total Common Stocks	2,825,318	2,429,441	97.07%

Money Market Funds
85,522	UMB Money Market .40% **	85,522	85,522	3.41%

	Total Money Market Funds	85,522	85,522	3.41%

	Total Investments	2,910,840	2,514,963	100.48%

	Liabilities In Excess of Other Assets		(12,114)	-0.48%

	Net Assets		$ 2,502,849	100.00%

* Non-Income producing securities.
** Variable Rate Security; the coupon rate shown represents the rate at December 31, 2003.
+ADR American Depository Receipt

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Assets and Liabilities
December 31, 2003

Assets:
Investment Securities at Market Value	$ 2,514,963
(Identified Cost - 2,910,840)
Cash	1,200
Receivables:
Dividends and Interest	3,354
Prepaid Insurance	23,102
Total Assets	2,542,619
Liabilities:
Accrued Advisor Fees	2,253
Accrued Expenses	37,517
Total Liabilities	39,770

Net Assets	$ 2,502,849
Net Assets Consist of:
Paid In Capital	3,123,256
Accumulated Realized Gain (Loss) on Investments - Net	(224,530)
Unrealized Depreciation in Value
of Investments Based on Identified Cost - Net	(395,877)
Net Assets, for Shares Outstanding	$ 2,502,849
(unlimited number of shares authorized; no par value)
Net Asset Value and Redemption Price
Per Share ($2,502,849/362,780 shares)	$ 6.90
Offering Price Per Share	$ 6.90

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statement of Operations
For the year ended December 31, 2003

Investment Income:
Dividends	$ 30,283
Interest	338
Total Investment Income	30,621
Expenses:
Legal fees	59,820
Management and Advisory fees (Note 3)	23,192
Transfer Agent & Fund Accounting Fees	13,027
Audit fees	11,523
Insurance Expense	5,488
Custodial Fees	4,260
Printing Expense	1,008
Registration Expense	915
Total Expenses	119,233

Net Investment Loss	(88,612)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(165,843)
Change in Unrealized Appreciation (Depreciation) on Investments	584,974
Net Realized and Unrealized Gain (Loss) on Investments	419,131

Net Increase (Decrease) in Net Assets from Operations	$ 330,519

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Statements of Changes in Net Assets
	1/1/2003	1/1/2002
	to	to
	12/31/2003	12/31/2002
From Operations:
Net Investment Income/(Loss)	$ (88,612)	$ (68,971)
Net Realized Gain (Loss) on Investments	(165,843)	11,334
Change in Net Unrealized Appreciation (Depreciation)	584,974	(686,300)
Increase (Decrease) in Net Assets from Operations	330,519	(743,937)
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	(14,495)	(60,531)
Net Increase (Decrease) from Distributions	(14,495)	(60,531)
From Capital Share Transactions:
Proceeds From Sale of Shares	0	5,217
Shares Issued on Reinvestment of Dividends	14,495	60,531
Cost of Shares Redeemed	(130,000)	(50,000)
Net Increase (Decrease) from Shareholder Activity	(115,505)	15,748

Net Increase (Decrease) in Net Assets	200,519	(788,720)

Net Assets at Beginning of Period	$ 2,302,330	$ 3,091,050
Net Assets at End of Period (Including undistributed net investment income of $0 and $0, respectively)	$ 2,502,849	$ 2,302,330

Share Transactions:
Issued	0	746
Reinvested	2,072	10,055
Redeemed	(20,700)	(8,052)
Net increase (decrease) in shares	(18,628)	2,749
Shares outstanding beginning of period	381,408	378,659
Shares outstanding end of period	362,780	381,408

The accompanying notes are an integral part of the financial statements.

The Prairie Fund

Financial Highlights
Selected data for a share outstanding throughout the period:	1/1/2003	1/1/2002	1/1/2001	1/1/2000*
	to	to	to	to
	12/31/2003	12/31/2002	12/31/2001	12/31/2000
Net Asset Value -
Beginning of Period	$ 6.04	$ 8.16	$ 9.98	10.00
Net Investment Income/(Loss)	(0.24)	(0.18)	(0.26)	(0.07)
Net Gains or Losses on Securities
(realized and unrealized)	1.14	(1.78)	(1.56)	0.05
Total from Investment Operations	0.90	(1.96)	(1.82)	(0.02)
Distributions
(from net investment income)	0.00	0.00	0.00	0.00
Distributions (from capital gains)	(0.04)	(0.16)	0.00	0.00
Total Distributions	(0.04)	(0.16)	0.00	0.00
Net Asset Value -
End of Period	$ 6.90	$ 6.04	$ 8.16	9.98
Total Return (a)	14.90%	(23.98)%	(18.24)%	(0.20)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	2,503	2,302	3,091	3,780

Ratio of Expenses to Average Net Assets - before reimbursements	5.14%	3.65%	4.00%	2.60%
Ratio of Expenses to Average Net Assets - net of reimbursements	5.14%	3.65%	4.00%	1.52%
Ratio of Net Loss to Average Net Assets - before reimbursements	(3.82)%	(2.60)%	(3.00)%	(0.79)%
Ratio of Net Loss to Average Net Assets - net of reimbursments	(3.82)%	(2.60)%	(3.00)%	(1.87)%
Portfolio Turnover Rate	8.86%	1.81%	22.70%	23.84%

* commencement of operations.
(a) Total returns in the above table represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of the financial statements.

THE PRAIRIE FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

1.)

ORGANIZATION

The Prairie Fund (“The Fund”) is a no load mutual fund advised by Zuckerman Management Associates, Inc. (“ZMA”). It was incorporated and elected S-Corporation status on May 25, 1999.  The fund began operations on January 1, 2000 with in-kind contributions of appreciated marketable equity securities (Note 4).  The Fund is also registered with the Securities and Exchange Commission as a non-diversified, open-end management investment company, effective August 2, 2000.  On August 6, 2000 the entity reorganized as a Delaware business trust.  The Fund’s shares are not currently available for sale to the public, but the Board of Trustees approved public registration under the Securities Act of 1933 at the June 26, 2003 Board of Trustees meeting.  March 15, 2004 is the estimated filing date.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its objective by investing primarily in common stock issued by U.S. companies.

The Fund’s custodian is UMB Bank, NA based in Kansas City, Missouri, and the transfer agent is Mutual Shareholder Services, based in Cleveland, Ohio.

2.) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES SECURITY VALUATION:

Investment in securities traded on a national securities and exchange (or reported on the Nasdaq national market) are stated at the last reported sales price of the day of valuation; other securities traded over-the counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term notes are stated at amortized cost, which is equivalent to value.

Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time.

The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

INCOME RECOGNITION:

Security transactions are recorded on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

RECLASSIFICATIONS:

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from generally accepted accounting principles. At December 31, 2003, the Fund reclassified net investment loss of $88,612 to reduce paid in capital.  This reclassification had no effect on net assets.

3.)

INVESTMENT ADVISORY AGREEMENT

ZMA serves as the Fund’s investment adviser, charging an annual management and investment advisory fee of 1.0% of the Fund’s average net assets.  ZMA furnishes an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  Pursuant to the Investment Advisory Agreement and subject to the oversight of the Trustees, ZMA also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund.  The Fund pays its own expenses.  For the 2003 fiscal year, the investment advisor agreed to pay any amount of fees for the Fund’s custodian, administrator, transfer agent and Investment Company Institute membership that exceed in the aggregate one percent (1.00%) of the Fund’s net asset value for the year.  ZMA received management fees of $23,192 for the year ended December 31, 2003.  There were no reimbursements required of ZMA. At December 31, 2003 there was a payable to ZMA in the amount of $2,253.

4.)

INVESTMENT TRANSACTIONS

During the fiscal year ended December 31, 2003, purchases and sales of investment securities were $195,051 and $403,253, respectively.  During the fiscal year ended December 31, 2003, the Fund recorded realized losses of $165,843 for financial statement purposes and $15,082 realized gains for income tax purposes.

At December 31, 2003, the Fund’s investment portfolio had a net unrealized loss of $395,877 for financial statement purposes, with the market value of securities transferred in during the initial year constituting the Fund’s basis in the marketable securities.

The aggregate cost of securities for federal income tax purposes was $1,618,332 at December 31, 2003.

At December 31, 2003, the net unrealized appreciation on a tax basis was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation
1,096,089	(199,458)	896,631

5.) RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2003, Matthew M. Zuckerman, the primary stockholder of ZMA, as well as members of the primary stockholder’s family, in the form of Trusts, constitute 100% of the Fund’s ownership.

6.) DISTRIBUTIONS TO SHAREHOLDERS

On February 28, 2003, a distribution of $0.00008127 was declared.  The dividend was paid on February 28, 2003 to shareholders of record on February 27, 2003.  In addition, on December 30, 2003, a distribution of $0.0401 was declared.  The dividend was paid on December 30, 2003 to shareholders of record on December 29, 2003.

The tax character of distributions paid during the fiscal years 2003 and 2002 were as follows:

Distributions paid from:	2003	2002
Ordinary Income	$ 0	$ 0
Short-Term Capital Gain	0	0
Long-Term Capital Gain	14,495	60,531
	$ 14,495	$ 60,531

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$ 0
Undistributed long-term capital gains/(accumulated losses)	(1,517,038)
Undistributed appreciation/(depreciation)	896,631
$ (620,407)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the difference in original cost basis of securities owned and the market value of securities at the time of transfer.

BOARD OF TRUSTEES

(UNAUDITED)

Name and Age	Position(s) Held With Board	Principal Occupations (Past 5 Years)	Other Directorships Held by Trustee
Matthew M. Zuckerman Age: 74	Chairman of the Board of Trustees and President of the Fund since 2000	President of Zuckerman Management Associates, Inc., a registered investment adviser with the SEC. Dr. Zuckerman was a dentist for over 40 years, until his retirement in May 1999.

Member of the board of directors of Beth Israel Congregation in Miami Beach, Florida. Senior attending physician at Mount Sinai Hospital, as well as an adjunct professor at the University of Miami School of Medicine.

Nancy Z. Markovitch Age: 44	Trustee, Treasurer and Secretary of the Fund since 2000	Private Investor since 1990. Trustee for various trust funds for the benefit of her children and in this capacity has been active in the management of investments over a number of years.

Member of the executive board of directors of the Hillel Day School of Boca Raton. Chairman of the School’s Building Committee and Annual Fund Raising Committee.  Sits on the Security Committee of the Palm Beach County Jewish Federation.

Elias M. Herschmann, MD. Age: 66	Trustee, Member of the Fund’s Audit Committee since 2000.	Gastroenterologist	Serves on the Ethics Committees of the Miami Heart Institute and Aventura Hospital.
Jack Levine, CPA Age: 53	Trustee, Chairman of the Fund’s Audit Committee since 2000.	President of Jack Levine, PA, CPA’s.	Member of the Board of Directors, Vice-Chairman of the Executive Committee and Chairman of the Audit Committee of Beach Bank and SFBC International, in Miami Beach, Florida
Joseph Wiesel Age: 62	Trustee, Member of the Fund’s Audit Committee since 2000.	Financial Consultant. Chief Financial Officer of Ivory International, Inc. from 1992 until he retired in Spring 2000.	Treasurer of Beth Israel Congregation in Miami Beach.

INDEPENDENT AUDITOR'S REPORT

To The Shareholders and

Board of Trustees

The Prairie Fund:

We have audited the accompanying statement of assets and liabilities of The Prairie Fund, including the schedule of investments, as of December 31, 2003,  and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of December 31, 2003, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Prairie Fund as of December 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended,  and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/McCurdy & Associates CPA's, Inc.

Westlake, Ohio

January 6, 2004

Board of Trustees

Matthew M Zuckerman, President

Nancy Z Markovitch, Secretary/Treasurer

(Daughter of Matthew M Zuckerman)

Elias Herschmann, MD

Jack Levine CPA

Joseph Weisel

Investment Adviser

Zuckerman Management Associates, Inc.

801 41st Street, Suite 210

Miami Beach, FL  33140

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH  44141

Custodian

UMB Bank, NA

Mutual Fund Services

928 Grand Blvd., 10th Floor

Kansas City, MO  64106

Counsel

Morgan, Lewis & Bockius LLP

5300 First Union Financial Center

200 South Biscayne Blvd.

Miami, FL  33131-2339

Independent Auditors

McCurdy & Associates CPA’s Inc.

27955 Clemens Rd.

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Prairie Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

After discussion and evaluation of the accounting environment in which the Registrant operates, the Board of Trustees (the "Board") have determined that it is not essential that the Registrant appoint an "Audit Committee financial expert" at the present time.  Upon careful review of the credentials of the Audit Committee members, the Board has determined that the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Audit Committee.  Should the Board or Audit Committee members subsequently determine that it is necessary to appoint an "Audit Committee financial expert," the Board believes it has one member who meets the qualifications to be considered an "Audit Committee financial expert."

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2003

$ 10,027

FY 2002

$ 10,246

(b)

Audit-Related Fees

Registrant

FY 2003

$ 0

FY 2002

$ 0

(c)

Tax Fees

Registrant

FY 2003

$ 865

FY 2002

$ 710

(d)

All Other Fees

Registrant

FY 2003

$ 0

FY 2002

$ 0

(e)

(1)

Audit Committee’s Pre-Approval Policies

THE PRAIRIE FUND

AUDIT COMMITTEE CHARTER

1)

The Audit Committee (the “Committee”) shall be composed entirely of Trustees who are not “interested persons” of The Prairie Fund (the “Trust”) within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”).

2)

The purposes of the Committee are:

a)

to oversee the Trust’s accounting and financial reporting policies and practices, internal controls and, as deemed appropriate by the Committee, the internal controls of the Trust’s service providers;

b)

to oversee the quality and objectivity of the Trust’s financial statements and the independent audits thereof; and

c)

to act as a liaison between the Trust’s independent auditors and the Board of Trustees.

The function of the Committee is oversight; it is not responsible for maintaining appropriate systems for accounting and internal control or planning or carrying out a proper audit.

3)

In furtherance of paragraph 2 above, the Committee shall have the following duties and powers:

a)

to determine the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to an investment advisor, based on information the Committee deems necessary or appropriate, including the auditors' specific representations as to their independence and any other information requested by the Committee;

b)

to approve (i) all audit and non-audit services that the Trust’s independent auditors provide to the Trust, and (ii) all non-audit services that the Trust’s independent auditors provide to the Trust’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides services to the Trust (“advisory affiliates”), if the engagement relates directly to the operations and financial reporting of the Trust.  De minimis non-audit services do not require pre-approval.1.

c)

to meet with the Trust’s independent auditors, including private meetings as the Committee deems necessary or appropriate to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Trust’s financial statements, including any adjustments to such statements recommended by the auditors and the results of the audit(s); (iii) consider the auditors' comments with respect to the Trust’s financial policies, procedures and internal accounting controls; and (iv) review the form of opinion the auditors propose to render to the Board of Trustees and shareholders;

d)

to consider the effect upon the Trust and its portfolios of any changes in accounting principles or practices proposed by an investment advisor or the auditors based on information provided by the advisor or auditors, or any other information requested by the Committee;

e)

to resolve any disagreements between the Trust’s management and the Trust’s independent auditor concerning the Trust’s financial reporting;

f)

to establish the fees charged by the auditors for audit services, and to review the fees charged by the auditors for non-audit services;

g)

to investigate any improprieties brought to the Committee’s attention in writing or otherwise actually known by the Committee or suspected improprieties (based on information provided to the Committee) in the Trust’s operations; and

h)

to report its activities to the Board of Trustees on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

4)

The Committee shall establish, to the extent required by applicable law, procedures reasonably designed to:

a)

receive, retain and treat complaints that the Trust receives from any source about the Trust’s auditing, accounting, and internal accounting controls; and

b)

receive confidential, anonymous submissions from employees of the Trust, its investment adviser or its service providers about questionable accounting or auditing matters relating to the Trust.

5)

The Committee shall meet on a regular basis and may hold special meetings, as the Committee deems necessary or appropriate.  At any Committee meeting, one-half of the Committee members then in office constitutes a quorum.

6)

Committee members may appoint a Chairman of the Committee.  If a Chairman is appointed, he or she shall preside at all Committee meetings at which he or she is present and have such other duties and powers as may be determined by the Committee members.  The Chairman shall serve until he or she resigns, is removed by the Committee, or is replaced by a duly appointed successor.

7)

Any action of the Committee requires the vote of a majority of the Committee members then in office at any Committee meeting (or by one or more writings signed by such majority).

8)

As deemed necessary or appropriate by the Committee, the Committee shall meet with the Treasurer of the Trust and with internal auditors, if any, for the Trust’s service providers.

9)

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including the authority to retain special counsel and other experts or consultants at the expense of a Trust (or the appropriate portfolio(s) thereof).

10)

The Committee shall review this charter periodically and recommend any material changes to the Board of Trustees.

11)

Any material amendments to this charter must be approved by both a majority of the Trustees then in office and a majority of the Independent Trustees then in office.

1.

A non-audit service is de minimis if: (a) the total amount of the non-audit service is not more than 5% percent of the total amount of revenues paid to the auditor by the Trust, its investment adviser, and advisory affiliates that provide ongoing services to the Trust for services otherwise requiring audit committee pre-approval during the fiscal year in which the non-audit service was provided; (b) the Trust did not recognize these services as non-audit services at the time they were provided; and (c) these services are promptly brought to the attention of the Committee and the Committee approves them before the audit is complete.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During audit of registrant's financial statements for the most recent fiscal year, Greater than 50% percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2003

$ 1,005

FY 2002

$ 710

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of February 1, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH

(a)(2)

EX-99.CERT

(a)(3)

Not applicable

(b)

EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Prairie Fund

By /s/ Matthew M. Zuckerman, President

     Matthew M. Zuckerman

     President

Date March 18, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew M. Zuckerman, President

      Matthew M. Zuckerman

      President

Date March 18, 2004